Equity Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
Equity Investments
At December 31, 2015, we had investments in the entities described below, which are accounted for using the equity method of accounting (other than RCN, as discussed below). We record income or loss from equity method investments as "Earnings (loss) from equity investments" in the Consolidated Statements of Operations and Comprehensive Loss and record the carrying amount of each investment in "Equity investments" in the Consolidated Balance Sheets.
LNS
We own a 20% equity interest in LNS, an entity comprised principally of us, Gtech S.p.A, a subsidiary of International Gaming Technology PLC ("IGT") and Arianna 2001, a company owned by the Federation of Italian Tobacconists, that was awarded the concession from the Italian Monopoli di Stato to be the exclusive operator of the Italian Gratta e Vinci instant game lottery beginning in October 2010. The concession has an initial term of nine years and could be extended by the Monopoli di Stato for an additional nine years. LNS succeeded Consorzio Lotterie Nazionali ("CLN"), a consortium comprised of essentially the same group that owns LNS, as holder of the concession. Under the new concession, we are the primary supplier of instant lottery games for LNS, as we were under the prior concession. CLN, which had held the concession since 2004, is being wound up, with the bulk of its assets having been transferred to LNS. As of December 31, 2015, our investment in CLN was $1.8 million. LNS paid €800.0 million, or $1,089.8 million in upfront fees in 2010 under the terms of the new concession. We paid our pro rata share of these fees to LNS in 2010. The upfront fees associated with the new concession are amortized by LNS (€89.0 million, or $97.7 million each year of the new concession on a pre-tax basis), which reduces our earnings from our equity investment in LNS. Our share of the amortization is €18.0 million, or $19.8 million each year on a pre-tax basis. Subject to applicable limitations, we are entitled to receive from LNS annual cash dividends as well as periodic return of capital payments over the life of the concession.
For the years ended December 31, 2015, 2014 and 2013, we recorded $15.0 million, $17.6 million and $17.9 million, respectively, representing our share of earnings of LNS. We recognized revenue from the sale of instant games to LNS during the years ended December 31, 2015, 2014 and 2013 of $46.6 million, $47.1 million and $52.0 million, respectively. As of December 31, 2015 we had accounts receivable of $10.0 million from LNS. We received dividends of $14.5 million, $18.5 million and $18.3 million from LNS and CLN for the years ended December 31, 2015, 2014 and 2013, respectively. We received distributions of capital of $16.9 million, $31.5 million and $17.6 million from LNS and CLN during the years ended December 31, 2015, 2014 and 2013, respectively.
Northstar Illinois
We own a 20% equity interest in Northstar Illinois, an entity formed with Gtech Corporation ("Gtech"), a subsidiary of IGT to be the private manager for the Illinois Lottery. Northstar Illinois manages the day-to-day operations of the lottery under a PMA with the State of Illinois which commenced in January 2011 and has a 10-year term. Northstar Illinois is responsible for annual shortfall payments to the Illinois Lottery to the extent predetermined net income targets in the PMA are not achieved. Under our supply agreement with Northstar Illinois, we are responsible for the design, development, manufacturing, warehousing and distribution of instant lottery games and are compensated based on a percentage of retail sales.
In August 2015, Northstar Illinois, the State of Illinois, SGI and Gtech entered into a termination agreement with respect to the PMA. The termination agreement contemplates, among other things, (1) a $10.0 million net income shortfall payment for the lottery’s 2015 fiscal year, (2) termination of the PMA in January 2017 (subject to possible extension by mutual agreement of the State of Illinois and Northstar Illinois in 3- to 6-month increments), (3) that, following December 2014, Northstar Illinois will no longer be entitled to any incentive compensation payments and will no longer be liable for any shortfall payments following the $10.0 million shortfall payment for the lottery's 2015 fiscal year, (4) reimbursement of Northstar Illinois for certain costs it incurs in transitioning its obligations under the PMA, (5) continuation of our instant lottery game supply agreement (and Gtech’s lottery systems supply agreement) with Northstar Illinois until July 2017, subject to a reduced rate structure and (6) our right to negotiate a new supply agreement with any manager that replaces Northstar Illinois and our ability to participate in the procurement process for such replacement manager.
During the second quarter of 2015, we recorded a charge of $2.0 million, representing our 20% share of the estimated $10 million net income shortfall payment for the lottery's fiscal year ended June 30, 2014, which is recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015.
For the years ended December 31, 2015, 2014 and 2013, we recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss losses of $2.7 million, $34.8 million (inclusive of a $19.7 million non-cash impairment charge to write down our investment in Northstar Illinois), and $4.5 million, respectively. We recognized revenue from the sale of instant games to Northstar Illinois during the years ended December 31, 2015, 2014 and 2013 of $20.8 million, $24.5 million and $25.0 million, respectively. As of December 31, 2015, we had accounts receivable of $27.6 million from Northstar Illinois. We received no dividends or distributions of capital from Northstar Illinois during the years ended December 31, 2015, 2014 and 2013.
Northstar New Jersey
We own a 17.69% equity interest in Northstar New Jersey, the operating entity comprised of us, Gtech and a subsidiary of the administrator of the Ontario Municipal Employees Retirement System that executed a long-term services agreement to provide marketing and sales services to the New Jersey Lottery until 2029. In connection with the execution of the services agreement, Northstar New Jersey made a $120.0 million payment to the State, of which we contributed our pro rata portion of $21.5 million. Services under Northstar New Jersey's agreement with the New Jersey Lottery commenced on October 1, 2013. We account for our investment in Northstar New Jersey as an equity method investment due to our significant influence through our substantive participating and minority interest protection rights with respect to the entity. We contributed an additional $7.2 million to Northstar New Jersey during the year ended December 31, 2013 representing our pro rata portion of its initial working capital requirements.
Northstar New Jersey is entitled to receive annual incentive compensation payments from the State to the extent the lottery's net income for the applicable year exceeds specified target levels, subject to a cap of 3% of the applicable year's net income. Northstar New Jersey is responsible for payments to the State of New Jersey to the extent certain net income targets are not achieved by the New Jersey Lottery, subject to a cap of 2% of the applicable year’s net income and a $20.0 million shortfall payment credit that was fully utilized by the end of the fourth quarter of 2015. In addition, pursuant to a December 2015 amendment to the Northstar New Jersey services agreement, the State will be entitled to additional amounts for each of the lottery’s 2016-2018 fiscal years to the extent the sum of the New Jersey Lottery’s net income and the net income shortfall payments paid to the State by Northstar New Jersey (if any) for the applicable year fall below certain guaranteed amounts. We may be required to make capital contributions to Northstar New Jersey to fund our pro rata share of any shortfall payments that are payable to the State under the services agreement.
In December 2015, pursuant to the terms of the amendment to its services agreement discussed above, (i) Northstar New Jersey made a $15.4 million payment to the State, of which we contributed our pro rata portion of $2.7 million, representing consideration in connection with the terms and conditions of the amendment and (ii) Northstar New Jersey satisfied the $5.9 million net income shortfall payment owed to the State for the lottery’s fiscal year ended June 30, 2015 with the remainder of the $20.0 million shortfall payment credit.
Under separate supply agreements, we provide Northstar New Jersey with instant games and related services and Gtech provides Northstar New Jersey with lottery systems equipment and related services. We have a 30% economic interest (and are responsible for 30% of the capital requirements) associated with these supply arrangements. We own a 30% equity interest in Northstar SupplyCo New Jersey, LLC ("Northstar SupplyCo."), an entity we formed with Gtech in connection with these supply arrangements. During the year ended December 31, 2014 we contributed $3.7 million pursuant to the terms of the operating agreement of Northstar SupplyCo. No contributions were made to Northstar SupplyCo during the year ended December 31, 2015.
For the years ended December 31, 2015, 2014, and 2013, we recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss losses of $4.0 million, $3.7 million and income of $0.9 million, respectively, representing our share of the combined losses and earnings of Northstar New Jersey and Northstar SupplyCo. We recognized revenue of $18.3 million, $12.7 million and $1.2 million, respectively, from the sale of instant games to Northstar New Jersey during the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015, we had accounts receivable of $0.4 million from Northstar New Jersey. We received no dividends or distributions of capital from Northstar New Jersey or Northstar SupplyCo. during the years ended December 31, 2015, 2014 and 2013.
Hellenic Lotteries
We own a 16.5% equity interest in Hellenic Lotteries, a company we formed with OPAP S.A. and Intralot S.A. In July 2013, Hellenic Lotteries was granted a 12-year concession for the exclusive rights to the production, operation and management of instant game and certain traditional lotteries in Greece. We account for our investment in Hellenic Lotteries as an equity method investment due to our significant influence through our substantive participating and minority interest protection rights with respect to the entity. In connection with the concession, Hellenic Lotteries paid an upfront fee of €190.0 million, or $252.0 million, to the Greek government, of which we contributed our pro rata portion of €31.4 million, or $41.6 million. In addition to our portion of the upfront payment, we contributed an additional €0.3 million, or $0.4 million to Hellenic Lotteries for working capital requirements, resulting in aggregate contributions of €31.7 million, or $42.0 million for the year ended December 31, 2013. Hellenic Lotteries is responsible for a monthly fee to the Greek government equal to a percentage of gross gaming revenue. In July 2013, we executed an instant games supply agreement with Hellenic Lotteries, pursuant to which we will be the exclusive provider of instant games and design services to Hellenic Lotteries and will also be responsible for certain advisory services applicable to all lottery games included in the concession. Operations under the concession agreement commenced in May 2014.
For the years ended December 31, 2015 and 2014, we recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss income of $1.7 million and $2.3 million, respectively, representing our share of the earnings of Hellenic Lotteries. We recognized revenue of $6.0 million and $6.3 million from the sale of instant games to Hellenic Lotteries during the years ended December 31, 2015 and 2014 respectively. As of December 31, 2015, we had accounts receivable of $2.6 million from Hellenic Lotteries. We received a dividend of $2.0 million and a distribution of capital of $12.0 million during the year ended December 31, 2015. We received no dividends or distributions of capital during the years ended December 31, 2014 and 2013.
CSG
On October 12, 2007, we invested $7.4 million for a 49% equity interest in CSG. CSG established an instant game manufacturing facility that produces instant lottery games for sale to the China Sports Lottery for a 15-year period that began in 2009. For the years ended December 31, 2015, 2014 and 2013, we recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss income of $3.4 million, $6.0 million and $6.9 million, respectively, representing our share of the earnings of CSG. We are also entitled to a royalty fee from CSG for intellectual property rights equal to 1% of the total gross profits distributed by CSG. We received dividends of $3.1 million, $6.4 million and $6.3 million from CSG for the years ended December 31, 2015, 2014 and 2013, respectively. We received no distributions of capital from CSG during the years ended December 31, 2015, 2014 and 2013, respectively.
GLB
On November 15, 2007, we acquired a 50% equity interest in the ownership of GLB, a provider of instant lottery game validation and inventory management systems to all of the China Welfare Lottery provincial jurisdictions, for $28.0 million. For the years ended December 31, 2015, 2014 and 2013, we recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss income of $0.2 million, income of $1.8 million, and a loss of $5.7 million (including an impairment of our investment of $6.4 million), respectively, representing our share of losses and earnings of GLB.
As a result of our investment review as of December 31, 2013, we recorded an impairment of $6.4 million to reduce our investment in GLB to fair value, which is included in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2013. No impairments were recorded for the years ended December 31, 2015 or 2014. We received dividends of $1.8 million for the year ended December 31, 2015. We received no dividends from GLB for the years ended December 31, 2014 and 2013 or distributions of capital during the years ended December 31, 2015, 2014 and 2013, respectively.
RCN
In February 2007, we sold our racing communications business and our 70% equity interest in NASRIN, our data communications business, to RCN in exchange for a 29.4% equity interest in RCN. RCN provides communications services to racing and other companies. For the years ended December 31, 2015, 2014 and 2013, respectively, our investment basis was zero as dividends were received in excess of our investment basis. In accordance with ASC 323, we temporarily discontinued the application of equity method accounting and recorded $3.7 million, $4.3 million, and $3.2 million of cash dividends received during the years ended December 31, 2015, 2014, and 2013, respectively, in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss. We received no distributions of capital from RCN during the years ended December 31, 2015, 2014 and 2013.
Sportech
Following the sale of our racing business to Sportech in 2010, we owned a 20% equity interest in Sportech, a U.K. company that operates football pools and associated games and provides wagering technology solutions to racetracks and off-track wagering networks. We recorded our equity interest in Sportech on a 90-day lag as allowed under ASC 323. In January 2014, we completed the sale of our equity interest in Sportech for cash proceeds of £27.8 million, or $44.9 million, resulting in a gain of approximately £9 million, or $14.5 million, which is reflected as a gain on sale of equity interest in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
ITL
We formed ITL in 2011 with a subsidiary of Playtech Limited ("Playtech") in connection with our license of a back-end technology platform from such entity. ITL acquires gaming machines and fixed odds betting terminals with funds contributed to it by us and the Playtech subsidiary. We lease gaming machines and fixed odds betting terminals from ITL and provide them to certain of our customers. The allocation of equity ownership interests in ITL between us and the Playtech subsidiary varies based on the respective capital contributions from each party; however, operating decisions of ITL are made jointly by the parties. For the years ended December 31, 2015, 2014 and 2013, we recorded in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss income of $1.0 million and losses of $1.8 million and $16.5 million, respectively, attributable to our share of the earnings and losses of ITL. We received dividends from ITL of $2.4 million for the year ended December 31, 2013 and no dividends for the years ended December 31, 2015 and 2014, respectively. We received distributions of capital of $10.0 million, $17.4 million and $2.4 from ITL during the years ended December 31, 2015, 2014 and 2013, respectively. We contributed an additional $40.3 million to ITL during the year ended December 31, 2014, primarily to fund new fixed odds betting terminals under a renewed contract with our largest U.K. customer. No contributions were made during the years ended December 31, 2015 or 2013.
Additional Information
Our equity method investments were not considered significant individually or in aggregate for the years ended December 31, 2015, 2014 and 2013.
As described in Note 1 (Description of the Business and Summary of Significant Accounting Policies), we assess on a periodic basis whether there are any indicators that the carrying amount of our equity investments may be impaired. An equity investment is impaired if the estimate of the fair value of such investment is less than the carrying amount and such decline in value is deemed to be other than temporary. If an impairment was to occur, the loss would be measured as the excess of the carrying amount over the fair value of the equity investment. Other than the impairment of our equity investment in GLB in 2013 and the impairment of our equity investment in Northstar Illinois in 2014, no other impairments were identified for the years ended December 31, 2015, 2014 and 2013.